Details of Significant Accounts - Summary of Operating Revenue (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Revenue [Abstract]
Revenue from contracts with customers	$ 6,992	$ 209,140	$ 62,324